Segment and Geographic Information - Summary of Net Revenue By Geographic Region (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net revenue	$ 457,103	$ 284,372	$ 1,146,028	$ 770,619	$ 1,097,174	$ 937,553
Americas
Segment Reporting Information [Line Items]
Net revenue	216,982	108,318	517,165	315,200
Europe and Middle East
Segment Reporting Information [Line Items]
Net revenue	162,615	114,118	412,349	287,502	406,435	348,798
Asia Pacific
Segment Reporting Information [Line Items]
Net revenue	$ 77,506	$ 61,936	$ 216,514	$ 167,917	230,483	201,997
United States
Segment Reporting Information [Line Items]
Net revenue					386,944	329,179
Other Americas
Segment Reporting Information [Line Items]
Net revenue					$ 73,312	$ 57,579